Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 23, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A of DWS RREEF Real Estate Securities Income Fund (the “Fund”), a series of DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

We are filing today through the EDGAR system on behalf of the Fund pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 125 to the Trust’s  Registration Statement on Form N-1A (the “Delaying Amendment”).

The Delaying Amendment is being filed to designate a new effective date for Post-Effective Amendment No. 124 to the Trust’s Registration Statement, which Amendment was filed on behalf of the Fund on June 14, 2013 and has an effective date of August 28, 2013.

The Delaying Amendment designates a new effective date of September 19, 2013 for Post-Effective Amendment No. 124 to the Trust’s Registration Statement.

The undersigned was responsible for the preparation and review of the Delaying Amendment and hereby represents that the Delaying Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act. Any questions or comments on the Delaying Amendment should be directed to the undersigned at 617-295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           Elizabeth Reza, Esq., Ropes